Discontinued Operations (Tables) - Exelon Generation Co L L C [Member]	12 Months Ended
Dec. 31, 2021
Business Dispositions [Line Items]
Discontinued Operations - Income Statement
The following table presents the results of Generation that have been reclassified from continuing operations and included in discontinued operations within Exelon’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, 2021, 2020, and 2019.
These results are primarily Generation, which is comprised of Exelon’s Mid-Atlantic, Midwest, New York, ERCOT, and Other Power Regions reportable segments, and include the impact of transaction costs, certain BSC costs, including any transition costs, that were historically allocated and directly attributable to Generation, transactions between Generation and the Utility Registrants, and tax-related adjustments. Transaction costs include costs for external bankers, accountants, appraisers, lawyers, external counsels and other advisors, among others, who are involved in the negotiation, appraisal, due diligence and regulatory approval of the separation. Transition costs are primarily employee-related costs such as recruitment expenses, costs to establish certain stand-alone functions and information technology systems, professional services fees and other separation-related costs during the transition to separate Generation. For the purposes of reporting discontinued operations, these results also include transactions between Generation and the Utility Registrants that were historically eliminated within Exelon’s Consolidated Statements of Operations as these transactions will be ongoing after the separation. Certain BSC costs that were historically allocated to Generation are presented as part of continuing operations in Exelon’s Consolidated Statements of Operations as these costs do not qualify as expenses of the discontinued operations per the accounting rules.

	Year Ended December 31,
	2021	2020	2019
Operating revenues
Competitive business revenues	$18,466	$16,399	$17,754
Competitive business revenues from affiliates	1,189	1,206	1,171
Total operating revenues	19,655	17,605	18,925
Operating expenses
Competitive businesses purchased power and fuel	12,163	9,585	10,856
Operating and maintenance(a)	4,174	4,794	4,324
Depreciation and amortization	3,003	2,123	1,535
Taxes other than income taxes	475	482	519
Total operating expenses	19,815	16,984	17,234
Gain on sales of assets and businesses	201	11	27
Operating income	41	632	1,718
Other income and (deductions)
Interest expense, net	(282)	(328)	(394)
Other, net	795	937	1,023
Total other income	513	609	629
Income before income taxes	554	1,241	2,347
Income taxes	332	380	621
Equity in losses of unconsolidated affiliates	(9)	(6)	(184)
Net income	213	855	1,542
Net income (loss) attributable to noncontrolling interests	123	(9)	92
Net income from discontinued operations	$90	$864	$1,450
__________
(a)Includes transaction and transition costs related to the separation of $24 million and $19 million for the year ended December 31, 2021. There were no separation related costs incurred in 2020 or 2019. See discussion above for additional information.

Discontinued Operations - Balance Sheet	The following table presents the assets and liabilities of discontinued operations in Exelon’s Consolidated Balance Sheets as of December 31, 2021 and 2020.

	December 31, 2021	December 31, 2020
ASSETS
Current assets
Cash and cash equivalents	$510	$231
Restricted cash and cash equivalents	72	89
Accounts receivable
Customer accounts receivable	1,724	1,331
Customer allowance for credit losses	(55)	(32)
Customer accounts receivable, net	1,669	1,299
Other accounts receivable	596	352
Other allowance for credit losses	(4)	—
Other accounts receivable, net	592	352
Mark-to-market derivative assets	2,169	644
Inventories, net
Fossil fuel and emission allowances	284	233
Materials and supplies	1,004	978
Renewable energy credits	529	633
Assets held for sale	13	958
Other	993	1,424
Total current assets of discontinued operations	7,835	6,841
Property, plant, and equipment (net of accumulated depreciation and amortization of $15,888 and $13,381, respectively)	19,661	22,252
Deferred debits and other assets
Nuclear decommissioning trust funds	15,938	14,464
Investments	193	202
Mark-to-market derivative assets	949	555
Other	1,768	2,180
Total property, plant, and equipment, deferred debits, and other assets of discontinued operations	38,509	39,653
Total assets of discontinued operations	$46,344	$46,494

	December 31, 2021	December 31, 2020
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Short-term borrowings	$2,082	$840
Long-term debt due within one year	1,220	197
Accounts payable	1,757	1,253
Accrued expenses	818	848
Mark-to-market derivative liabilities	981	262
Renewable energy credit obligation	779	661
Liabilities held for sale	3	375
Other	300	487
Total current liabilities of discontinued operations	7,940	4,923
Long-term debt	4,575	5,566
Deferred credits and other liabilities
Deferred income taxes and unamortized investment tax credits	3,583	3,443
Asset retirement obligations	12,819	12,054
Pension obligations	939	1,557
Non-pension postretirement benefit obligations	876	1,009
Spent nuclear fuel obligation	1,210	1,208
Mark-to-market derivative liabilities	513	205
Other	1,161	1,303
Total long-term debt, deferred credits, and other liabilities of discontinued operations	25,676	26,345
Total liabilities of discontinued operations	$33,616	$31,268

Discontinued Operations - Cash Flows
The following table presents selected financial information regarding cash flows of the discontinued operations that are included within Exelon’s Consolidated Statements of Cash Flows for the years ended December 31, 2021, 2020, and 2019.

	Year Ended December 31,
	2021	2020	2019
Non-cash items included in net income (loss) from discontinued operations:
Depreciation, amortization, and accretion, including nuclear fuel and energy contract amortization	$4,540	$3,636	$3,063
Asset impairments	545	563	201
Gain on sales of assets and businesses	(201)	(11)	(27)
Deferred income taxes and amortization of investment tax credits	(224)	94	376
Net fair value changes related to derivatives	(568)	(270)	228
Net realized and unrealized gains on NDT fund investments	(586)	(461)	(663)
Net unrealized losses (gains) on equity investments	160	(186)	—
Other decommissioning-related activity	(946)	(659)	(506)
Cash flows from investing activities:
Capital expenditures	(1,341)	(1,759)	(1,849)
Collection of DPP	3,902	3,771	—
Supplemental cash flow information:
Increase (decrease) in capital expenditures not paid	96	(88)	(34)
Increase in DPP	3,652	4,441	—
Increase in PP&E related to ARO update	618	850	959